Award Timing Disclosure	12 Months Ended
Dec. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The People, Culture and Compensation Committee does not schedule equity award grant dates in anticipation of the release of material non-public information, and the Company does not have any plans, programs, or practices of timing the release of material non-public information in order to affect the value of executive compensation. The exercise price of stock options is set at the closing price of the Company’s common stock on the NYSE on the date of the grant.
Award Timing Method	The People, Culture and Compensation Committee does not schedule equity award grant dates in anticipation of the release of material non-public information, and the Company does not have any plans, programs, or practices of timing the release of material non-public information in order to affect the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The People, Culture and Compensation Committee does not schedule equity award grant dates in anticipation of the release of material non-public information, and the Company does not have any plans, programs, or practices of timing the release of material non-public information in order to affect the value of executive compensation. The exercise price of stock options is set at the closing price of the Company’s common stock on the NYSE on the date of the grant.
MNPI Disclosure Timed for Compensation Value	false